Distribution Date:	05/17/23	BANK 2019-BNK17
Determination Date:	05/11/23
Next Distribution Date:	06/16/23
Record Date:	04/28/23	Commercial Mortgage Pass-Through Certificates
Series 2019-BNK17

Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Current Mortgage Loan and Property Stratification	9-13		Executive Vice President - Division Head	(913) 253-9001
Mortgage Loan Detail (Part 1)	14-15		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	16-17	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	18
			Don Simon	(203) 660-6100
Historical Detail	19		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	065403AY3	2.798000%	16,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	065403AZ0	3.028000%	6,500,000.00	5,016,591.00	384,883.37	12,658.53	0.00	0.00	397,541.90	4,631,707.63	30.69%	30.00%
A-SB	065403BA4	3.623000%	28,600,000.00	28,600,000.00	0.00	86,348.17	0.00	0.00	86,348.17	28,600,000.00	30.69%	30.00%
A-3	065403BB2	3.456000%	250,000,000.00	250,000,000.00	0.00	720,000.00	0.00	0.00	720,000.00	250,000,000.00	30.69%	30.00%
A-4	065403BC0	3.714000%	252,862,000.00	252,862,000.00	0.00	782,607.89	0.00	0.00	782,607.89	252,862,000.00	30.69%	30.00%
A-S	065403BF3	3.976000%	81,116,000.00	81,116,000.00	0.00	268,764.35	0.00	0.00	268,764.35	81,116,000.00	20.21%	19.75%
B	065403BG1	4.128000%	42,537,000.00	42,537,000.00	0.00	146,327.28	0.00	0.00	146,327.28	42,537,000.00	14.71%	14.38%
C	065403BH9	4.511218%	30,665,000.00	30,665,000.00	0.00	115,280.41	0.00	0.00	115,280.41	30,665,000.00	10.74%	10.50%
D	065403AJ6	3.000000%	20,774,000.00	20,774,000.00	0.00	51,935.00	0.00	0.00	51,935.00	20,774,000.00	8.06%	7.88%
E	065403AL1	3.000000%	13,849,000.00	13,849,000.00	0.00	34,622.50	0.00	0.00	34,622.50	13,849,000.00	6.27%	6.13%
F	065403AN7	3.090218%	16,817,000.00	16,817,000.00	0.00	43,306.83	0.00	0.00	43,306.83	16,817,000.00	4.09%	4.00%
G	065403AQ0	3.090218%	7,913,000.00	7,913,000.00	0.00	20,377.41	0.00	0.00	20,377.41	7,913,000.00	3.07%	3.00%
H*	065403AS6	3.090218%	23,742,234.00	23,742,234.00	0.00	61,140.56	0.00	0.00	61,140.56	23,742,234.00	0.00%	0.00%
V	065403AV9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	065403AW7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2J5PI8	4.590218%	41,651,328.11	40,731,148.69	20,257.02	155,804.03	0.00	0.00	176,061.05	40,710,891.67	0.00%	0.00%
Regular SubTotal			833,026,562.11	814,622,973.69	405,140.39	2,499,172.96	0.00	0.00	2,904,313.35	814,217,833.30

X-A	065403BD8	1.007712%	553,962,000.00	536,478,591.00	0.00	450,513.36	0.00	0.00	450,513.36	536,093,707.63
X-B	065403BE6	0.561929%	123,653,000.00	123,653,000.00	0.00	57,903.53	0.00	0.00	57,903.53	123,653,000.00
X-C	065403BJ5	0.079000%	30,665,000.00	30,665,000.00	0.00	2,018.78	0.00	0.00	2,018.78	30,665,000.00
X-D	065403AA5	1.590218%	34,623,000.00	34,623,000.00	0.00	45,881.76	0.00	0.00	45,881.76	34,623,000.00
X-F	065403AC1	1.500000%	16,817,000.00	16,817,000.00	0.00	21,021.25	0.00	0.00	21,021.25	16,817,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	065403AE7	1.500000%	7,913,000.00	7,913,000.00	0.00	9,891.25	0.00	0.00	9,891.25	7,913,000.00
X-H	065403AG2	1.500000%	23,742,234.00	23,742,234.00	0.00	29,677.79	0.00	0.00	29,677.79	23,742,234.00
Notional SubTotal			791,375,234.00	773,891,825.00	0.00	616,907.72	0.00	0.00	616,907.72	773,506,941.63

Deal Distribution Total					405,140.39	3,116,080.68	0.00	0.00	3,521,221.07

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	065403AY3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	065403AZ0	771.78323077	59.21282615	1.94746615	0.00000000	0.00000000	0.00000000	0.00000000	61.16029231	712.57040462
A-SB	065403BA4	1,000.00000000	0.00000000	3.01916678	0.00000000	0.00000000	0.00000000	0.00000000	3.01916678	1,000.00000000
A-3	065403BB2	1,000.00000000	0.00000000	2.88000000	0.00000000	0.00000000	0.00000000	0.00000000	2.88000000	1,000.00000000
A-4	065403BC0	1,000.00000000	0.00000000	3.09500000	0.00000000	0.00000000	0.00000000	0.00000000	3.09500000	1,000.00000000
A-S	065403BF3	1,000.00000000	0.00000000	3.31333337	0.00000000	0.00000000	0.00000000	0.00000000	3.31333337	1,000.00000000
B	065403BG1	1,000.00000000	0.00000000	3.44000000	0.00000000	0.00000000	0.00000000	0.00000000	3.44000000	1,000.00000000
C	065403BH9	1,000.00000000	0.00000000	3.75934812	0.00000000	0.00000000	0.00000000	0.00000000	3.75934812	1,000.00000000
D	065403AJ6	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	065403AL1	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	065403AN7	1,000.00000000	0.00000000	2.57518166	0.00000000	0.00000000	0.00000000	0.00000000	2.57518166	1,000.00000000
G	065403AQ0	1,000.00000000	0.00000000	2.57518135	0.00000000	0.00000000	0.00000000	0.00000000	2.57518135	1,000.00000000
H	065403AS6	1,000.00000000	0.00000000	2.57518143	0.00000000	0.03218905	0.00000000	0.00000000	2.57518143	1,000.00000000
V	065403AV9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	065403AW7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2J5PI8	977.90756113	0.48634752	3.74067376	0.00000000	0.00098268	0.00000000	0.00000000	4.22702127	977.42121362

Notional Certificates
X-A	065403BD8	968.43933519	0.00000000	0.81325679	0.00000000	0.00000000	0.00000000	0.00000000	0.81325679	967.74455221
X-B	065403BE6	1,000.00000000	0.00000000	0.46827436	0.00000000	0.00000000	0.00000000	0.00000000	0.46827436	1,000.00000000
X-C	065403BJ5	1,000.00000000	0.00000000	0.06583336	0.00000000	0.00000000	0.00000000	0.00000000	0.06583336	1,000.00000000
X-D	065403AA5	1,000.00000000	0.00000000	1.32518153	0.00000000	0.00000000	0.00000000	0.00000000	1.32518153	1,000.00000000
X-F	065403AC1	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-G	065403AE7	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-H	065403AG2	1,000.00000000	0.00000000	1.24999989	0.00000000	0.00000000	0.00000000	0.00000000	1.24999989	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	04/01/23 - 04/30/23	30	0.00	12,658.53	0.00	12,658.53	0.00	0.00	0.00	12,658.53	0.00
A-SB	04/01/23 - 04/30/23	30	0.00	86,348.17	0.00	86,348.17	0.00	0.00	0.00	86,348.17	0.00
A-3	04/01/23 - 04/30/23	30	0.00	720,000.00	0.00	720,000.00	0.00	0.00	0.00	720,000.00	0.00
A-4	04/01/23 - 04/30/23	30	0.00	782,607.89	0.00	782,607.89	0.00	0.00	0.00	782,607.89	0.00
A-S	04/01/23 - 04/30/23	30	0.00	268,764.35	0.00	268,764.35	0.00	0.00	0.00	268,764.35	0.00
B	04/01/23 - 04/30/23	30	0.00	146,327.28	0.00	146,327.28	0.00	0.00	0.00	146,327.28	0.00
C	04/01/23 - 04/30/23	30	0.00	115,280.41	0.00	115,280.41	0.00	0.00	0.00	115,280.41	0.00
D	04/01/23 - 04/30/23	30	0.00	51,935.00	0.00	51,935.00	0.00	0.00	0.00	51,935.00	0.00
E	04/01/23 - 04/30/23	30	0.00	34,622.50	0.00	34,622.50	0.00	0.00	0.00	34,622.50	0.00
F	04/01/23 - 04/30/23	30	0.00	43,306.83	0.00	43,306.83	0.00	0.00	0.00	43,306.83	0.00
G	04/01/23 - 04/30/23	30	0.00	20,377.41	0.00	20,377.41	0.00	0.00	0.00	20,377.41	0.00
H	04/01/23 - 04/30/23	30	762.28	61,140.56	0.00	61,140.56	0.00	0.00	0.00	61,140.56	764.24
RR Interest	04/01/23 - 04/30/23	30	40.77	155,804.03	0.00	155,804.03	0.00	0.00	0.00	155,804.03	40.93
X-A	04/01/23 - 04/30/23	30	0.00	450,513.36	0.00	450,513.36	0.00	0.00	0.00	450,513.36	0.00
X-B	04/01/23 - 04/30/23	30	0.00	57,903.53	0.00	57,903.53	0.00	0.00	0.00	57,903.53	0.00
X-C	04/01/23 - 04/30/23	30	0.00	2,018.78	0.00	2,018.78	0.00	0.00	0.00	2,018.78	0.00
X-D	04/01/23 - 04/30/23	30	0.00	45,881.76	0.00	45,881.76	0.00	0.00	0.00	45,881.76	0.00
X-F	04/01/23 - 04/30/23	30	0.00	21,021.25	0.00	21,021.25	0.00	0.00	0.00	21,021.25	0.00
X-G	04/01/23 - 04/30/23	30	0.00	9,891.25	0.00	9,891.25	0.00	0.00	0.00	9,891.25	0.00
X-H	04/01/23 - 04/30/23	30	0.00	29,677.79	0.00	29,677.79	0.00	0.00	0.00	29,677.79	0.00
Totals			803.05	3,116,080.68	0.00	3,116,080.68	0.00	0.00	0.00	3,116,080.68	805.17

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	3,521,221.07
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,130,727.14	Master Servicing Fee	7,145.14
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,616.02
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	339.43
ARD Interest	0.00	Operating Advisor Fee	1,086.16
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	169.71
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,130,727.14	Total Fees	14,646.46

Principal		Expenses/Reimbursements
Scheduled Principal	405,140.39	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	405,140.39	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,116,080.68
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	405,140.39
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,521,221.07
Total Funds Collected	3,535,867.53	Total Funds Distributed	3,535,867.53

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	814,622,973.86	814,622,973.86	Beginning Certificate Balance	814,622,973.69
(-) Scheduled Principal Collections	405,140.39	405,140.39	(-) Principal Distributions	405,140.39
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	814,217,833.47	814,217,833.47	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	814,622,973.88	814,622,973.88	Ending Certificate Balance	814,217,833.30
Ending Actual Collateral Balance	814,217,833.49	814,217,833.49

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.17)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.17)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.59%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	85,802,772.00	10.54%	70	4.7793	NAP	Defeased	3	85,802,772.00	10.54%	70	4.7793	NAP
10,000,000 or less	22	111,055,447.11	13.64%	66	4.9859	2.127134	1.40 or less	4	82,788,668.37	10.17%	69	4.9541	1.101197
10,000,001 to 20,000,000	12	167,426,783.88	20.56%	70	4.8449	1.962859	1.41 to 1.60	6	71,092,685.81	8.73%	70	4.6275	1.530181
20,000,001 to 30,000,000	4	94,526,553.07	11.61%	69	4.8128	1.724733	1.61 to 1.80	5	60,069,678.56	7.38%	63	5.0009	1.683444
30,000,001 to 40,000,000	1	40,000,000.00	4.91%	70	3.9200	3.923900	1.81 to 2.00	7	137,216,874.77	16.85%	70	4.6598	1.919934
40,000,001 to 50,000,000	3	142,987,064.61	17.56%	70	4.5165	1.714617	2.01 to 2.20	9	89,074,453.58	10.94%	69	5.0042	2.125884
50,000,001 to 60,000,000	2	109,919,212.80	13.50%	70	4.2174	2.262910	2.21 or greater	14	288,172,700.38	35.39%	70	4.2344	2.689771
60,000,001 or greater	1	62,500,000.00	7.68%	70	4.1430	2.403900	Totals	48	814,217,833.47	100.00%	69	4.6118	2.081478
Totals	48	814,217,833.47	100.00%	69	4.6118	2.081478
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	4	85,802,772.00	10.54%	70	4.7793	NAP
							Defeased	4	85,802,772.00	10.54%	70	4.7793	NAP
Arizona	1	14,288,582.04	1.75%	70	4.9500	1.589800
							Industrial	11	47,067,460.55	5.78%	70	4.9209	1.770075
California	9	238,355,086.21	29.27%	70	4.5799	2.055185
							Lodging	5	35,000,000.00	4.30%	69	5.0895	1.925914
Colorado	1	3,266,666.67	0.40%	68	4.6800	2.480700
							Mixed Use	1	20,700,000.00	2.54%	70	5.4200	2.163200
Florida	3	18,982,392.69	2.33%	69	5.0175	2.084459
							Multi-Family	8	168,732,739.12	20.72%	68	4.1330	2.556348
Georgia	5	25,576,784.64	3.14%	70	4.8470	2.093284
							Office	6	180,498,410.49	22.17%	70	4.5584	1.838164
Hawaii	186	49,999,999.99	6.14%	69	4.3100	2.360900
							Other	178	47,376,863.48	5.82%	69	4.3100	2.360900
Illinois	3	47,504,098.00	5.83%	70	4.0846	3.675028
							Retail	20	210,120,663.24	25.81%	70	4.7704	1.914658
Iowa	1	6,915,580.56	0.85%	10	5.0970	1.740600
							Self Storage	5	18,918,924.58	2.32%	70	5.0888	2.971538
Maryland	1	1,350,000.00	0.17%	69	5.3500	2.063200
							Totals	238	814,217,833.47	100.00%	69	4.6118	2.081478
Massachusetts	2	30,129,507.92	3.70%	69	4.7994	1.620012

Michigan	2	28,342,893.16	3.48%	70	5.0500	1.300043

Minnesota	1	48,987,064.61	6.02%	69	4.8500	0.957800

Missouri	1	20,700,000.00	2.54%	70	5.4200	2.163200

Nevada	3	25,500,000.00	3.13%	70	4.5405	2.707202

New Jersey	1	4,425,000.00	0.54%	69	5.2200	2.338800

New York	3	86,670,890.35	10.64%	70	3.9521	2.173684

North Carolina	1	4,250,000.00	0.52%	70	4.8900	2.739400

Ohio	1	14,089,000.00	1.73%	70	4.9340	1.531600

Pennsylvania	3	11,222,273.35	1.38%	70	4.9968	1.996128

Texas	4	31,059,241.27	3.81%	69	4.8990	2.141400

Washington	2	16,800,000.00	2.06%	70	4.6766	2.410703

Totals	238	814,217,833.47	100.00%	69	4.6118	2.081478

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	85,802,772.00	10.54%	70	4.7793	NAP	Defeased	3	85,802,772.00	10.54%	70	4.7793	NAP
	4.4999% or less	7	296,245,765.87	36.38%	70	4.1138	2.465832	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	21	284,015,373.15	34.88%	69	4.7799	1.881516	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	17	148,153,922.45	18.20%	67	5.1882	1.782816	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	814,217,833.47	100.00%	69	4.6118	2.081478	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	45	728,415,061.47	89.46%	69	4.5921	2.099082
								Totals	48	814,217,833.47	100.00%	69	4.6118	2.081478
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	85,802,772.00	10.54%	70	4.7793	NAP	Defeased	3	85,802,772.00	10.54%	70	4.7793	NAP
	59 months or less	1	6,915,580.56	0.85%	10	5.0970	1.740600	Interest Only	22	426,063,661.00	52.33%	70	4.5168	2.305210
	60 months or greater	44	721,499,480.91	88.61%	70	4.5872	2.102518	300 months or less	1	5,925,124.48	0.73%	69	5.3000	1.959900
	Totals	48	814,217,833.47	100.00%	69	4.6118	2.081478	301 months or greater	22	296,426,275.99	36.41%	68	4.6861	1.805589
								Totals	48	814,217,833.47	100.00%	69	4.6118	2.081478
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	85,802,772.00	10.54%	70	4.7793	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	44	709,415,061.47	87.13%	69	4.5972	2.087270
	13 months to 24 months	1	19,000,000.00	2.33%	71	4.4000	2.540100
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	814,217,833.47	100.00%	69	4.6118	2.081478
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	300801894	OF	Jersey City	NJ	Actual/360	4.640%	245,533.33	0.00	0.00	N/A	03/01/29	12/01/28	63,500,000.00	63,500,000.00	05/01/23
2	300801890	OF	San Francisco	CA	Actual/360	4.143%	215,781.25	0.00	0.00	N/A	03/01/29	--	62,500,000.00	62,500,000.00	05/01/23
3	1855411	MF	Long Island City	NY	Actual/360	3.784%	173,462.00	86,970.69	0.00	N/A	04/01/29	--	55,006,183.49	54,919,212.80	05/01/23
4	310949373	OF	Los Gatos	CA	Actual/360	4.650%	213,125.00	0.00	0.00	N/A	03/11/29	--	55,000,000.00	55,000,000.00	05/11/23
5	1855980	OF	Eagan	MN	Actual/360	4.850%	198,307.59	78,730.62	0.00	N/A	02/01/29	--	49,065,795.23	48,987,064.61	05/01/23
6	321600006	Various Honolulu		HI	Actual/360	4.310%	179,583.33	0.00	0.00	N/A	02/07/29	--	50,000,000.00	50,000,000.00	05/07/23
7	300801899	RT	Vista	CA	Actual/360	4.380%	160,600.00	0.00	0.00	N/A	04/01/29	--	44,000,000.00	44,000,000.00	05/01/23
8	1853584	MF	Chicago	IL	Actual/360	3.920%	130,666.67	0.00	0.00	N/A	03/05/29	--	40,000,000.00	40,000,000.00	05/05/23
9	1852999	MF	New York	NY	Actual/360	4.000%	86,246.61	47,429.67	0.00	N/A	02/01/29	--	25,873,982.74	25,826,553.07	05/01/23
10	310949381	LO	Garden Grove	CA	Actual/360	5.253%	109,443.75	0.00	0.00	N/A	03/11/29	--	25,000,000.00	25,000,000.00	05/11/23
11	1855569	RT	Seekonk	MA	Actual/360	4.700%	90,083.33	0.00	0.00	N/A	02/05/29	--	23,000,000.00	23,000,000.00	05/05/23
12	300801893	MU	Kansas City	MO	Actual/360	5.420%	93,495.00	0.00	0.00	N/A	03/01/29	--	20,700,000.00	20,700,000.00	05/01/23
13	321600013	MF	Las Vegas	NV	Actual/360	4.400%	69,666.67	0.00	0.00	N/A	04/01/29	--	19,000,000.00	19,000,000.00	05/01/23
14	600944537	IN	Pontiac	MI	Actual/360	5.050%	72,590.35	26,612.89	0.00	N/A	03/11/29	--	17,249,191.25	17,222,578.36	05/11/23
15	410947792	RT	Bakersfield	CA	Actual/360	4.875%	62,968.75	0.00	0.00	N/A	03/11/29	--	15,500,000.00	15,500,000.00	05/11/23
16	310948902	RT	Flagstaff	AZ	Actual/360	4.950%	59,027.18	21,038.32	0.00	N/A	03/11/29	--	14,309,620.36	14,288,582.04	05/11/23
17	600948700	RT	Little Elm	TX	Actual/360	4.930%	59,160.00	0.00	0.00	N/A	02/11/29	--	14,400,000.00	14,400,000.00	05/11/23
18	410948907	IN	San Jose	CA	Actual/360	5.070%	60,168.73	19,374.12	0.00	N/A	02/11/29	--	14,241,119.80	14,221,745.68	05/11/23
19	321600019	MF	Columbus	OH	Actual/360	4.934%	57,929.27	0.00	0.00	N/A	03/01/29	--	14,089,000.00	14,089,000.00	05/01/23
20	610937722	IN	Long Beach	CA	Actual/360	4.710%	51,025.00	0.00	0.00	N/A	03/11/29	--	13,000,000.00	13,000,000.00	05/11/23
21	1854100	RT	Bonney Lake	WA	Actual/360	4.500%	46,875.00	0.00	0.00	N/A	03/01/29	--	12,500,000.00	12,500,000.00	05/01/23
22	1853808	RT	Farmington	MI	Actual/360	5.050%	46,870.83	17,307.59	0.00	N/A	02/01/29	--	11,137,622.39	11,120,314.80	05/01/23
23	300801889	MF	Jackson	TN	Actual/360	5.250%	49,510.85	13,992.58	0.00	N/A	02/01/29	--	11,316,764.58	11,302,772.00	05/01/23
24	610947719	RT	Spring	TX	Actual/360	4.860%	44,892.48	0.00	0.00	N/A	01/11/29	--	11,084,563.00	11,084,563.00	05/11/23
25	300801891	MF	Los Angeles	CA	Actual/360	5.100%	46,750.00	0.00	0.00	N/A	03/01/29	--	11,000,000.00	11,000,000.00	05/01/23
26	610945101	RT	Cape Coral	FL	Actual/360	4.925%	45,145.83	0.00	0.00	N/A	01/11/29	--	11,000,000.00	11,000,000.00	05/11/23
27	321600027	RT	Marietta	GA	Actual/360	4.540%	37,051.00	14,491.81	0.00	N/A	03/01/29	--	9,793,216.78	9,778,724.97	05/01/23
28	321410120	LO	Various	Various	Actual/360	4.680%	39,000.00	0.00	0.00	N/A	01/01/29	--	10,000,000.00	10,000,000.00	05/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
29	310948751	OF	Lowell	MA	Actual/360	5.120%	30,465.71	10,891.92	0.00	N/A	03/11/29	--	7,140,399.84	7,129,507.92	05/11/23
30	321600030	MF	Dubuque	IA	Actual/360	5.097%	29,416.12	9,934.37	0.00	N/A	03/01/24	--	6,925,514.93	6,915,580.56	05/01/23
31	1854767	RT	Jonesboro	GA	Actual/360	5.000%	26,752.22	9,986.51	0.00	N/A	03/01/29	--	6,420,531.86	6,410,545.35	05/01/23
32	300801892	SS	Covington	GA	Actual/360	5.220%	28,936.79	8,211.63	0.00	N/A	03/01/29	--	6,652,136.21	6,643,924.58	05/01/23
33	300801885	RT	New Hartford	NY	Actual/360	5.300%	26,226.35	12,916.73	0.00	N/A	02/01/29	--	5,938,041.21	5,925,124.48	05/01/23
34	1855733	RT	Philadelphia	PA	Actual/360	5.390%	24,554.54	7,978.05	0.00	N/A	03/01/29	--	5,466,688.65	5,458,710.60	05/01/23
35	300801882	RT	East Los Angeles	CA	Actual/360	4.800%	22,400.00	0.00	0.00	N/A	02/01/29	--	5,600,000.00	5,600,000.00	05/01/23
37	410948316	RT	Park Ridge	IL	Actual/360	4.950%	21,656.25	0.00	0.00	N/A	02/11/29	--	5,250,000.00	5,250,000.00	05/11/23
38	410948243	SS	Manchester Township	NJ	Actual/360	5.220%	19,248.75	0.00	0.00	N/A	02/11/29	--	4,425,000.00	4,425,000.00	05/11/23
39	1854759	RT	Everett	WA	Actual/360	5.190%	18,597.50	0.00	0.00	N/A	03/01/29	--	4,300,000.00	4,300,000.00	05/01/23
40	1854049	SS	Greensboro	NC	Actual/360	4.890%	17,318.75	0.00	0.00	N/A	03/01/29	--	4,250,000.00	4,250,000.00	05/01/23
41	1855864	RT	Audubon	PA	Actual/360	4.600%	15,333.33	0.00	0.00	N/A	03/01/29	--	4,000,000.00	4,000,000.00	05/01/23
42	300801896	MF	Gainesville	FL	Actual/360	5.100%	16,982.36	4,735.63	0.00	N/A	03/01/29	--	3,995,848.68	3,991,113.05	05/01/23
43	300801895	MF	Gainesville	FL	Actual/360	5.190%	17,282.43	4,657.30	0.00	N/A	03/01/29	--	3,995,936.94	3,991,279.64	05/01/23
44	410948299	OF	Grass Valley	CA	Actual/360	4.850%	14,299.57	4,697.34	0.00	N/A	02/11/29	--	3,538,037.87	3,533,340.53	05/11/23
45	410948598	SS	Las Vegas	NV	Actual/360	4.920%	14,760.00	0.00	0.00	N/A	02/11/29	--	3,600,000.00	3,600,000.00	05/11/23
46	321600046	OF	Conroe	TX	Actual/360	5.040%	14,085.46	5,182.62	0.00	N/A	03/01/29	--	3,353,680.05	3,348,497.43	05/01/23
47	1855985	RT	Las Vegas	NV	Actual/360	4.990%	12,059.17	0.00	0.00	N/A	02/01/29	--	2,900,000.00	2,900,000.00	05/01/23
48	1856043	RT	Glen Ellyn	IL	Actual/360	4.990%	9,373.29	0.00	0.00	N/A	02/01/29	--	2,254,098.00	2,254,098.00	05/01/23
49	410948276	RT	Bethesda	MD	Actual/360	5.350%	6,018.75	0.00	0.00	N/A	02/11/29	--	1,350,000.00	1,350,000.00	05/11/23
Totals							3,130,727.14	405,140.39	0.00				814,622,973.86	814,217,833.47
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2	6,695,655.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	14,227,609.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,339,968.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,267,756.67	1,037,105.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	62,711,959.00	47,618,700.53	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,138,501.03	959,960.08	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,457,792.91	3,148,064.28	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,479,299.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	17,113,241.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,126,717.36	1,470,926.01	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	665,093.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,076,204.00	2,201,583.04	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,775,159.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,654,238.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,611,528.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,607,689.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,566,533.20	475,110.61	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,025,100.85	826,149.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,296,101.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,632,001.93	397,184.28	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,077,204.00	267,411.25	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,208,436.10	314,050.60	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,269,532.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,242,807.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	5,218,133.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	883,598.00	217,682.46	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	848,925.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	758,514.00	185,409.50	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	885,936.10	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	995,436.33	258,596.50	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	611,296.34	419,576.34	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	601,401.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	689,605.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	553,101.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	421,400.00	105,350.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	558,005.63	144,591.39	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	497,414.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	475,066.88	338,298.57	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	434,160.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	541,504.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	834,177.06	193,879.33	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	394,388.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	263,923.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	198,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	151,401.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	159,530,490.28	62,130,657.87				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.611789%	4.590214%	69
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.611793%	4.590218%	70
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.611793%	4.590218%	71
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.611798%	4.590222%	72
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.611792%	4.590216%	73
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	5,258,736.65	4.611787%	4.590211%	74
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	400,000.00	0	0.00	4.616098%	4.594557%	75
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.616248%	4.594696%	76
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.616248%	4.594696%	77
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.616245%	4.594693%	78
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.616242%	4.594690%	79
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.616242%	4.594690%	80
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		6,915,581	6,915,581	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		807,302,253	807,302,253	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-23	814,217,833	814,217,833	0	0	0	0
Apr-23	814,622,974	814,622,974	0	0	0	0
Mar-23	814,992,904	814,992,904	0	0	0	0
Feb-23	815,450,910	815,450,910	0	0	0	0
Jan-23	815,809,383	815,809,383	0	0	0	0
Dec-22	816,166,443	816,166,443	0	0	0	0
Nov-22	821,820,290	821,820,290	0	0	0	0
Oct-22	822,580,353	822,580,353	0	0	0	0
Sep-22	822,972,571	822,972,571	0	0	0	0
Aug-22	823,329,657	823,329,657	0	0	0	0
Jul-22	823,685,331	823,685,331	0	0	0	0
Jun-22	824,073,319	824,073,319	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
28	321410120	10,000,000.00	4.68000%	10,000,000.00 4.68000%		10	07/31/20	05/01/20	09/11/20
Totals		10,000,000.00		10,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 26 of 28

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28